CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY FINANCIAL STATEMENT

	March 31, 2024	September 30, 2023
	(Unaudited)
ASSETS
CURRENT ASSETS
Cash	459	867
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	10,751,544	10,998,557
Prepaid expenses and other current assets	(87,889)	(22,920)
TOTAL CURRENT ASSETS	11,664,114	11,976,504

NON-CURRENT ASSETS
Investment in subsidiaries	25,030,325	23,508,148

TOTAL ASSETS	36,694,439	35,484,652

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	-	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary Shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)*	1,414	1,174
Additional paid-in capital	19,097,652	18,088,056
Retained earnings	21,066,348	21,076,867
Accumulated other comprehensive income (loss)	(3,470,975)	(3,681,445)
Total Bon Natural Life Limited shareholders’ equity	36,694,439	35,484,652

Total liabilities and Bon Natural Life Limited shareholders’ equity	36,694,439	35,484,652

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
General and administrative expenses	(1,322,229)	(532,111)
Interest income	-	2
Equity in earnings of subsidiaries	1,311,710	2,651,869

NET INCOME	(10,519)	2,119,760
Foreign currency translation adjustment	210,470	1,071,624
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	199,951	3,191,388

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the six months ended March 31,
	2024	2023
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(10,519)	2,119,760
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	1,311,710	(2,651,869)
Stock-based compensation	1,009,836	35,000
Changes in operating assets and liabilities:
Payables due to subsidiaries	247,015	(1,695,386)
Prepaid expenses and other current assets	64,971	(2,351)
Net cash used in operating activities	(407)	(2,194,846)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of Ordinary Shares	-	2,200,000
Net cash provided by financing activities	-	2,200,000

CHANGES IN CASH	(407)	5,154

CASH, beginning of period	867	1,221

CASH, end of period	460	6,375

	September 30, 2023	September 30, 2022

ASSETS
CURRENT ASSETS
Cash	$867	$1,221
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	10,998,557	9,402,525
Prepaid expenses and other current assets	(22,920)	42,749
TOTAL CURRENT ASSETS	11,976,504	10,446,495

NON-CURRENT ASSETS
Investment in subsidiaries	23,508,148	19,115,509

TOTAL ASSETS	$35,484,652	$29,562,004

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES		-

SHAREHOLDERS’ EQUITY
Ordinary Shares, ($0.001 par value, 270,000,000 shares authorized, 1,173,867 and 839,623 shares issued and outstanding as of September 30, 2023 and 2022, respectively)*	$1,174	$840
Additional paid-in capital	18,088,056	15,711,450
Retained earnings	21,076,867	16,480,885
Accumulated other comprehensive income (loss)	(3,681,445)	(2,631,171)
Total Bon Natural Life Limited shareholders’ equity	35,484,652	29,562,004

Total liabilities and Bon Natural Life Limited shareholders’ equity	$35,484,652	$29,562,004

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2023	2022	2021
General and administrative expenses	$(846,930)	$(972,215)	$(68,722)
Interest income	2	5	13
Equity in earnings of subsidiaries and VIEs	5,442,910	7,209,698	4,659,512

NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	(1,050,274)	(2,853,392)	610,323
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,545,708	$3,384,096	$5,201,126

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,595,982	$6,237,488	$4,590,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation	131,092	170,883	44,910
Issuance of Ordinary Shares for services	218,304	-	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(1,596,032)	597,475
Prepaid expenses and other current assets	65,669	(40,148)	(2,600)
Net cash used in operating activities	(2,027,898)	(244,000)	(26,399)

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	(1,000,000)
Net cash used in investing activities	-	-	(1,000,000)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of Ordinary Shares	2,027,544	-	11,271,480
Proceeds from exercise of stock options	-	140
Cash lent to subsidiaries and VIE	-	-	(10,000,000)
Net cash provided by (used in) financing activities	2,027,544	140	1,271,480

CHANGES IN CASH	(354)	(243,860)	245,081

CASH beginning of year	1,221	245,081	-

CASH, end of year	$867	$1,221	$245,081